Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash		$ 12,724
Total current assets		12,724
Property and equipment, net	$ 637,869	28,250
Total assets	637,869	40,974
Current liabilities:
Accounts payable	116,636	63,584
Short-term notes payable, related party	102,749	28,350
Total current liabilities	219,385	91,934
Total liabilities	$ 219,385	$ 91,934
Stockholders' (deficit):
Preferred stock, $0.001 par value, 1,000,000 shares authorized; Series A Preferred stock, $0.001 par value, 250,000 shares authorized -0- and -0- shares issued and outstanding, respectively
Common stock, $0.001 par value, 500,000,000 shares authorized; 107,609,530 and 101,150,000 shares issued and outstanding, respectively	$ 110,610	$ 104,150
Additional paid-in capital	1,075,698	399,140
Accumulated deficit	(767,824)	(554,250)
Total stockholders' (deficit)	418,484	(50,960)
Total liabilities and stockholders' (deficit)	$ 637,869	$ 40,974